1933 Act No. 333-36019
                                                       1940 Act No. 811-08365

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 28                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 29                                                       [X]


                       EVERGREEN SELECT FIXED INCOME TRUST
                 (Exact Name of Registrant as Specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on October 7, 2003 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)

                       EVERGREEN SELECT FIXED INCOME TRUST

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 28 TO
                         REGISTRATION STATEMENT ON FORM N-1A

    This Post-Effective Amendment No. 28 to Registrant's Registration Statement No.333-36019/811-08365 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith:

                                  Facing Sheet

                                     PART A
                                     ------

                      INTERMEDIATE AND LONG TERM BOND FUNDS

   Prospectus for Class R shares for Evergreen Core Bond Fund, as supplemented from time to time, is contained herein.

  Prospectus for Classes A, B, C and I shares for Evergreen Core Bond Fund and
         Class I shares of Evergreen Fixed Income Fund II and Evergreen
         Select High Yield Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 25 to Registration Statement 333-36019/811-03865 filed on August 25, 2003 is incorporated by reference.

          Prospectus for Class IS shares for Evergreen Core Bond Fund, Evergreen Fixed Income Fund II and Evergreen Select High Yield Bond Fund,
         as supplemented from time to time, contained in Post-Effective Amendment No. 25 to Registration Statement 333-36019/811-03865
             filed on August 25, 2003 is incorporated by reference.


                         NATIONAL MUNICIPAL BOND FUNDS

     Prospectus for Classes A, B, C and I shares for Evergreen Intermediate
      Municipal Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 26 to Registration Statement 333-36019/811-08365
           filed on September 29, 2003 is incorporated by reference.

 Prospectus for Class IS shares for Evergreen Intermediate Municipal Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 26 to Registration Statement 333-36019/811-08365 filed on
                September 29, 2003 is incorporated by reference.

                         GLOBAL AND INTERNATIONAL FUNDS

 Prospectus for Classes A, B and C shares of Evergreen International Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment
No. 27 to Registration Statement 333-36019/811-08365 filed on September 30, 2003 is incorporated by reference.

    Prospectuses for Classes I and IS shares of Evergreen International Bond
      Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 21 to Registration Statement 333-36019/811-08365 filed on
                February 6, 2003 are incorporated by reference.

                     SHORT AND INTERMEDIATE TERM BOND FUNDS

 Prospectus for Classes A, B, C and I shares for Evergreen Adjustable Rate Fund,
   Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 20 to Registration Statement 333-36019/811-08365 filed on October 25, 2002 is incorporated by reference.

  Prospectus for Class IS shares for Evergreen Adjustable Rate Fund, Evergreen
      Limited Duration Fund and Evergreen Short Intermediate Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment
 No. 20 to Registration Statement 333-36019/811-08365 filed on October 25, 2002 is incorporated by reference.


                                     PART B
                                     ------

                     INTERMEDIATE AND LONG TERM BOND FUNDS

            Supplement to the Statement of Additional Information for
                   Evergreen Core Bond Fund is contained herein.

   Statement of Additional Information for Evergreen Core Bond Fund, Evergreen
       Fixed Income Fund II and Evergreen Select High Yield Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 25 to Registration Statement 333-36019/811-08365 filed on August 25, 2003 is incorporated by reference.

                          NATIONAL MUNICIPAL BOND FUNDS

         Statement of Additional Information for Evergreen Intermediate Municipal Bond Fund, as supplemented from time to time, contained in
 Post-Effective Amendment No. 26 to Registration Statement 333-36019/811-08365 filed on September 29, 2003 is incorporated by reference.

                         GLOBAL AND INTERNATIONAL FUNDS

    Statement of Additional Information for Evergreen International Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment
No. 21 to Registration Statement 333-36019/811-08365 filed on February 26, 2003 is incorporated by reference.

                     SHORT AND INTERMEDIATE TERM BOND FUNDS

     Statement of Additional Information for Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund,
         as supplemented from time to time, contained in Post-Effective Amendment No. 20 to Registration Statement 333-36019/811-08365
            filed on October 25, 2002 is incorporated by reference.


                                     PART C
                                     ------

                                    Exhibits
                                 Indemnification
              Business and Other Connections of Investment Advisors
                              Principal Underwriter
                        Location of Accounts and Records
                                  Undertakings
                                   Signatures

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART A

                                   PROSPECTUS


                      INTERMEDIATE AND LONG TERM BOND FUNDS

                            EVERGREEN CORE BOND FUND

                                            Prospectus, October 7, 2003

Evergreen
Intermediate and Long Term Bond Funds


Evergreen Core Bond Fund


Class R


Class R shares are only available to participants in certain retirement plans.


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARY:
Overview of Fund Risks                    2
Evergreen Core Bond Fund                  4

GENERAL INFORMATION:
The Fund's Investment Advisor             6
The Fund's Sub-Advisor                    6
The Fund's Portfolio Managers             6
Calculating the Share Price               6
How to Choose an Evergreen Fund           6
How to Buy and Redeem Shares              7
Other Services                            7
Distributions and Taxes Fees              7
and Expenses of the Fund                  8
Other Fund Practices                      9
Index Descriptions

In general, the Fund seeks maximum total return. The Fund emphasizes investments in investment grade debt securities, mortgage- and asset-backed securities and U.S. Treasury and agency obligations.

Fund Summary Key
The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund?

                             Overview of Fund Risks
Evergreen Core Bond Fund

typically relies on a combination of the following strategies:
o primarily investing its assets in income-producing investment grade debt securities, which are bonds rated within the four highest ratings categories by the nationally recognized statistical ratings organizations;
o investing a portion of its assets in corporate securities, mortgage- and asset-backed securities; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective;
         iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:
o        seek to maximize total return; and
o        seek a long-term investment offering a high level of current income.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds
Please remember that an investment in a mutual fund is:
o not guaranteed to achieve its investment goal;
o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall.
Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause a Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more a Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Mortgage-Backed and Asset-Backed Securities Risk

Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities and other asset-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose a Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

Evergreen Core Bond Fund

FUND FACTS:

Goal:
o Maximize Total Return

Principal Investments:
o Investment Grade Corporate Bonds, Mortgage-Backed and Asset-Backed Securities
o U.S. Treasury and Agency Obligations

Class of Shares Offered in this Prospectus:
o Class R

Investment Advisor:
o Evergreen Investment Management Company, LLC

Sub-Advisor:
o Tattersall Advisory Group, Inc.

Portfolio Managers:
o By Team Dividend

Payment Schedule:
o Monthly

INVESTMENT GOAL
The Fund seeks to maximize total return through a combination of current income and capital growth.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund normally invests at least 80% of its assets in U.S. dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government, corporate bonds, mortgage-backed securities, asset-backed securities, and other income producing securities. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to a two-year minimum and a six-year maximum while the weighted average maturity is expected to be longer than the weighted average duration. Maturity measures the average final payable dates of debt instruments. Duration measures the average life of a bond, defined as the weighted average periods until each payment is made, with weights proportional to the present value of the payment. In addition, the remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents or shares of registered investment companies. As part of its investment strategy, the Fund may engage in dollar roll transactions, which allows the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o Interest Rate Risk
o Credit Risk
o Mortgage-Backed and Asset-Backed Securities Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%) 1
  1993         1994          1995        1996        1997        1998        1999         2000         2001        2002
  8.87         - 2.88        18.85       4.09        9.78        8.23        - 0.14       11.28        8.66        10.06
  Best Quarter:       2nd Quarter 1995          + 5.87 %1
  Worst Quarter:      1st Quarter 1994          - 2.56 %1
  Year-to-date total return as of 6/30/2003 is +4.04%. 1


The next table lists the Fund's average annual total return for Class I shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Aggregate Bond Index (LBABI). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2002) 1
                Inception Date of Class         1 year        5 year      10 year     Performance Since 12/13/1990
  Class I       12/13/1990                      10.06 %       7.54 %      7.52 %      7.88 %
  LBABI                                         10.25 %       7.55 %      7.51 %      8.15 %

1. Since Class R has no previous operating history, the performance shown is for Class I, the original class offered. Class I is not offered in this prospectus. The performance of Class R would differ to the extent that the class does not have the same 12b-1 fees. The 12b-1 fees are 0.50% for Class R. Class I does not pay a 12b-1 fee. If Class R had been in existence for the periods presented above, its returns would have been lower. Historical performance shown for Class I prior to 6/4/1999 is based on the performance of Class I of the fund's predecessor fund, Tattersall Bond Fund.


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated for the Fund's fiscal year ending 4/30/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
                                                Class R
  Management Fees                               0.32 %
  12b-1 Fees                                    0.50 %
  Other Expenses                                0.19 %
                                                ------
  Total Fund Operating Expenses 2               1.01 %

2. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class R shares, Total Fund Operating Expenses are estimated to be 0.94% for Class R.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
  After:                                                            Class R
  1 year                                                            $ 103
  3 years                                                           $ 322
  5 years                                                           $ 558
  10 years                                                          $ 1,236

THE FUND'S INVESTMENT ADVISOR
An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.


For the fiscal year ended 4/30/2003, the aggregate advisory fee paid to EIMC by the Fund was 0.26% of the Fund's average daily net assets.


THE FUND'S SUB-ADVISOR
Tattersall Advisory Group, Inc. (TAG) is the investment sub-advisor to the Fund. There is no additional charge to the Fund for services provided by TAG. TAG has been managing fixed income accounts since 1976 and manages over $7.5 billion in assets for 10 of the Evergreen funds as of 12/31/2002. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

EIMC pays a portion of its advisory fee to TAG for its services.

THE FUND'S PORTFOLIO MANAGERS
Core Bond Fund
The Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

CALCULATING THE SHARE PRICE
The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

The Fund may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In addition, developments that occur in foreign countries between the close of the foreign markets and the Fund's valuation time may not be reflected in the Fund's NAV. As a result, the value of the Fund may change on days when the investor will not be able to purchase or redeem the Fund's shares. The value of the Fund will reflect these activities on the next trading day of the Exchange. If a determination is made that a foreign event or development is significant enough to have a material effect on the Fund's NAV, the securities will be priced at fair value.

HOW TO CHOOSE AN EVERGREEN FUND
When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.


HOW TO BUY AND REDEEM SHARES
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. Class R shares generally are not available to retail accounts.

Eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributor, Inc.
(EDI). These broker-dealers or financial institutions may impose transaction charges in addition to those described in this prospectus. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

You may exchange Class R shares of the Fund into shares of the same class of other Evergreen funds. Class R shares are offered at NAV without a front-end sales charge or a deferred sales charge. However, Class R shares are subject to a 0.50% 12b-1 fee. A portion of Class R shares' 12b-1 fees may be voluntarily waived. Class R shares are sold through certain broker-dealers and financial institutions which have selling agreements with EDI. Certain broker-dealers and other financial institutions may impose a fee in connection with Class R share purchases of the Fund.

For additional information regarding this fee, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI.


OTHER SERVICES
Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions paid to retirement plan shareholders will automatically be reinvested.

DISTRIBUTION AND TAXES
Dividends and capital gains distributed by the Fund to retirement plan accounts currently are not subject to federal income tax. Distributions taken from retirement plan accounts generally are taxable as ordinary income. Please consult your tax advisor for further information.

FEES AND EXPENSES OF THE FUND
Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.


12b-1 Fees
The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 1.00% of the average daily net assets of Class R shares. However, currently the 12b-1 fees for Class R shares are limited to 0.50% of the average daily net assets of the class. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.


Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.


Recoupment of Previously Waived Expenses
From time to time the Fund's investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver occurred. For more complete information regarding the current status of any possible recoupment for previously waived fees, including the amount, please see the Fund's latest Annual or Semi-annual Report.


OTHER FUND PRACTICES
The Fund may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.
The Fund generally does not take portfolio turnover into account in making investment decisions. This means the Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

INDEX DESCRIPTIONS
Index                              Description                                                       Funds
Lehman Brothers                    LBABI is an unmanaged fixed income index covering the U.S.        o  Core Bond Fund
Aggregate Bond Index (LBABI)       investment grade fixed-rate bond market, including U.S.
                                   government and U.S. government agency securities,
                                   corporate securities, and asset-backed securities.

                             QUICK REFERENCE GUIDE

For Retirement Plan Services
Please call your employer or plan administrator

For Dealer Services
Please call 1.800.343.2898

For Shareholder Services
Visit us on-line at EvergreenInvestments.com

Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time

For More Information About Evergreen Core Bond Fund, Ask for:

o The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

o The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor,
New York, NY 10016.


o  Evergreen Investments
o  200 Berkeley Street
o  Boston, MA 02116-5034
                                                      567271 (10/03)
                                                      SEC File No.: 811-08365

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

         SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION ("SAI")
                                       OF
                            EVERGREEN BALANCED FUNDS
                        EVERGREEN DOMESTIC EQUITY FUNDS I
                       EVERGREEN DOMESTIC EQUITY FUNDS II
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS


I. Evergreen Asset Allocation Fund, Evergreen Core Bond Fund, Evergreen Equity Income Fund, Evergreen International Equity Fund (formerly Evergreen International Growth Fund), Evergreen Omega Fund, Evergreen Select Strategic Growth Fund and Evergreen Special Values Fund (the "Funds")

         Effective October 7, 2003, the Funds will adopt a new share class, Class R shares.

         In conjunction with the above, the following revisions apply to Part 2 of the Funds' SAIs. The section of the Funds' SAIs entitled "PURCHASE AND REDEMPTION OF SHARES" is revised as follows.

         You may buy shares of the Fund through Evergreen Distributor, Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to eight different classes of shares that differ primarily with respect to sales charges and distribution fees.

         The section of the Funds' SAIs entitled "SALES CHARGE WAIVERS AND REDUCTIONS" is not applicable to Class R shares.

Class R Shares

         Class R shares are offered at NAV without a front-end sales charge or CDSC. However, certain broker-dealers and other financial institutions may impose a fee in connection with purchase and redemption transactions of Class R shares of the Fund. Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans through certain broker-dealers and financial institutions which have selling agreements with EDI. Class R shares can also be redeemed at NAV through these broker-dealers and financial institutions. Investors should contact their broker-dealer or financial institution as appropriate for instruction and further information.

         The first sentence and the table under the section entitled "DISTRIBUTION EXPENSES UNDER RULE 12B-1" is revised to add the following:

                  The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act.

             -------------------------- --------------------------
                                             Current Maximum
                       Class            12b-1 Fees Allowed Under
                                                the Plans
             -------------------------- --------------------------
             -------------------------- --------------------------
                         R                      1.00%(i)
             -------------------------- --------------------------

            (i) Currently limited to 0.50% or less on Evergreen Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.


         The section of the Funds' SAIs entitled "SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS" is revised as follows:

         EDI will pay service fees to investment firms based on the average daily net asset value of Class R shares of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         No commissions are paid on sales of Class R shares of a Fund.


October 7, 2003                                                 567837 (10/03)

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART C

                                OTHER INFORMATION

Item 23.    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Item      Exhibits
Number    Description                                            Location
-------   -----------                                            -----------

(a)       Declaration of Trust                                   Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 23
                                                                 filed on July 14, 2003


(b)       By-laws (Amended & Restated)                           Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 12 filed on January 26, 2001

(c)       Provisions of instruments defining the rights          Included as part of Exhibit a
          of holders of the securities being registered          and b above
          are contained in the Declaration of Trust
          Articles II, V, VI, VIII, IX and By-laws
          Articles II and VI

(d)(1)    Investment Advisory and Management Agreement           Incorporated by reference to
          between the Registrant and Evergreen Investment        Registrant's Post-Effective Amendment
          Management Company, LLC                                No. 24 filed on August 8, 2003

(d)(2)    Sub-Advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Registrant's Post-Effective Amendment
          Tattersall Advisory Group, Inc.                        No. 16 filed on February 28, 2002

(d)(3)    Sub-Advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Registrant's Post-Effective Amendment
          First International Advisors, Inc.                     No. 24 filed on August 8, 2003

(d)(4)    Letter Amendment to Sub-Advisory Agreement             Incorporated by reference to
          between the Registrant and First International         Registrant's Post-Effective Amendment
          Advisors, Inc. (Evergreen International Bond Fund)     No. 25 filed on August 25, 2003

(e)(1)    Principal Underwriting Agreement for                   Incorporated by reference to Registrant's
          Institutional Class between the Registrant             Post Effective Amendment No. 3
          and Evergreen Distributor, Inc.                        Filed on June 30, 1998

(e)(2)    Principal Underwriting for Institutional Service       Incorporated by referenced to Registrant's
          Class between the Registrant and Evergreen             Post-Effective No. 3
          Distributor, Inc.                                      Filed on June 30, 1998

(e)(3)    Form of Principal Underwriting Agreement for Class A   Incorporated by reference to Registrant's
          and Class C Shares between the Registrant              Post-Effective Amendment No. 27
          and Evergreen Distributor, Inc.                        Filed on September 30, 2003

(e)(4)    Principal Underwriting Agreement for Class B           Incorporated by reference to Registrant's
          Shares between the Registrant                          Post-Effective Amendment No. 27
          and Evergreen Distributor, Inc.                        Filed on September 30, 2003

(e)(5)    Form of Principal Underwriting Agreement               Incorporated by reference to
          for Class R Shares between the Registrant              Registrant's Post-Effective Amendment
          and Evergreen Distributor, Inc.                        No. 24 filed on August 8, 2003

(e)(6)    Dealer Agreement used by Evergreen                     Incorporated by reference to
          Distributor, Inc.                                      Registrant's Post-Effective Amendment
                                                                 No. 16 filed on February 28, 2002

(e)(7)    Form of Class R Marketing Service Agreement            Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 24 filed on August 8, 2003

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 12 filed on January 26, 2001

(g)       Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment
                                                                 No. 16 filed on  February 28, 2002

(g)(1)    Amended Pricing Schedule to Custodian Agreement        Incorporated by reference to
          between Registrant and State Street Bank and           Registrant's Post-Effective Amendment
          Trust Company                                          No. 21 filed on February 26, 2003


(h)(1)    Administrative Services Agreement between              Incorporated by reference to
          the Registrant and Evergreen Investment                Registrant's Post-Effective Amendment
          Services, Inc.                                         No. 24 filed on August 8, 2003

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company, LLC          Registrant's Post-Effective Amendment
                                                                 No. 14 filed on January 28, 2002

(h)(3)    Tax Administration Agreement                           Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 23 filed on July 14, 2003

(i)(1)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 1 filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's  Post-Effective Amendment
                                                                 No. 8 filed on August 17, 1999

(j)(1)    Consent of KPMG LLP                                    Incorporated by reference to
          Short and Intermediate Term Bond Funds                 Registrant's Post-Effective Amendment
                Evergreen Adjustable Rate Fund                   No. 20 filed on October 25, 2002
                Evergreen Limited Duration Fund
                Evergreen Short Intermediate Bond Fund

(j)(2)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
          National Municipal Bond Funds                          Post-Effective Amendment No. 26
                Evergreen Intermediate Municipal Bond Fund       filed on September 29, 2003

j)(3)    Consent of KPMG LLP                                     Incorporated by reference to
          Intermediate and Long Term Bond Funds                  Registrant's Post-Effective Amendment
                Evergreen Core Bond Fund                         No. 25 filed on August 25, 2003
                Evergreen Fixed Income Fund II
                Evergreen Select High Yield Bond Fund

(j)(4)    Consent of KPMG LLP                                    Incorporated by reference to
          Global and International Funds                         Registrant's Post-Effective Amendment
                Evergreen International Bond Fund                No. 21 filed on February 26, 2003

(k)       Not applicable

(l)       Not applicable

(m)(1)    Distribution Plan for the                              Incorporated by reference to
          Institutional Service Shares                           Registrant's Post-Effective Amendment No. 3
                                                                 Filed on June 30, 1998

(m)(2)    Distribution Plan for Class A Shares                   Incorporated by reference to Registranat's
                                                                 Post-Effective Amendment No. 27
                                                                 Filed on September 30, 2003

(m)(3)    Distribution Plan for Class B Shares                   Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 27
                                                                 Filed on September 30, 2003

(m)(4)    Distribution Plan for Class C Shares                   Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 27
                                                                 Filed on September 30, 2003

(m)(5)    Distribution Plan for Class R Shares                   Contained herein

(n)       Not applicable

(o)       Multiple Class Plan                                    Contained herein

(p)(1)    Code of Ethics                                         Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 16 filed on February 28, 2002

(p)(2)    Code of Ethics of First International Advisors, Inc.   Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 24 filed on August 8, 2003

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and ommissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors and Sub-Advisors are contained in their respective Investment Advisory and Management Agreements and Sub-Advisory Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer Agent and Recordkeeping Agreement between Evergreen Service Company, LLC, and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.

Item 26.       Business or Other Connections of Investment Advisor.

     The Directors and principal executive officers of Wachovia Bank, N.A. are:


G. Kennedy Thompson                Chairman, Chief Executive Officer,
                                   President and Director, Wachovia Corporation and Wachovia Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary & General
                                   Counsel, Wachovia Corporation; Secretary and Executive Vice President, Wachovia Bank,
                                   N.A.

Robert P. Kelly                    Senior Executive Vice President and
                                   Chief Financial Officer, Wachovia Corporation and Wachovia Bank, N.A.

     All of the above persons are located at the following address: Wachovia Bank, One Wachovia Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV
(File No.  801-8327)  of  Evergreen Investment Management Company, LLC.

     The information required by this item with respect to Tattersall Advisory Group, Inc. and is incorporated by reference to the Form ADV (File No.801-53633) of Tattersall Advisory Group, Inc.

     The information required by this item with respect to First International Advisors, Inc. and is incorporated by reference to the Form ADV
(File No. 801-51089) of First International Advisory Group, Inc.

Item 27.       Principal Underwriters.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "Fund Complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary


     Messrs. Tomko, Mangum, Sheehan and Dell are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

     Wachovia Bank, One Wachovia Center, 301 S. College Street,
     Charlotte, North Carolina 28288

     Tattersall Advisory Group, Inc., 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

     First International Advisors, Inc., Centurion House, 24 Monument Street, London EC3R 8AQ.

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 7th day of October, 2003.

                                         EVERGREEN SELECT FIXED INCOME TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 7th day of October, 2003.


/s/ Dennis H. Ferro               /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
Dennis H. Ferro*                  Michael H. Koonce*                Carol A. Kosel*
President                         Secretary                         Treasurer
(Chief Investment Officer)                                          (Principal Financial and Accounting
                                                                     Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Russell A. Salton, III MD      /s/ Richard J. Shima
-----------------------------    -----------------------------       ------------------------------
Gerald M. McDonnell*             Russell A. Salton, III MD*         Richard J. Shima*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Richard K. Wagoner
------------------------------   ------------------------------     ---------------------------
Michael S. Scofield*              David M. Richardson*              Richard K. Wagoner*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.
------------------------------
Leroy Keith, Jr.*
Trustee


*By: /s/ Catherine F. Kennedy
-------------------------------
Catherine F. Kennedy
Attorney-in-Fact

*Catherine F. Kennedy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                             INDEX TO EXHIBITS

Exhibit Number    Exhibit
--------------    -------
(m)(5)            Distribution Plan for Class R Shares

(o)               Multiple Class Plan

                                 EXHIBIT (m)(5)
                           CLASS R DISTRIBUTION PLAN

                       DISTRIBUTION PLAN OF CLASS R SHARES
                       EVERGREEN SELECT FIXED INCOME TRUST

         SECTION 1. The Evergreen Select Fixed Income Trust (the "Trust") individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the "Plan") may act as the distributor of securities which are issued in respect of the Fund's Class R shares ("Shares"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 1.00% of the average daily net asset value of the Shares of the Fund. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by Trust on behalf of each Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The "NASDR"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASDR Rule such payments shall be limited to 0.75 of 1.00% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASDR Rule, such payments shall be limited to 0.25 of 1.00% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

         SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements related to this Plan ("Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

         SECTION 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect until December 31, 2004 and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in Section 3.

         SECTION 5. Any person authorized to direct the disposition of monies paid or payable by Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         SECTION 6. This Plan may be terminated as to any Fund at any time by vote of a majority of the Disinterested Trustees or by vote of a majority of the outstanding Shares of such Fund.

         SECTION 7. Any agreement related to this Plan shall be in writing and shall provide:

         (a) that such agreement may be terminated as to any Fund at any time, without payment of any penalty, by vote of a majority of the Disinterested Trustees or by a vote of a majority of such Fund's outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

         (b) that such agreement shall terminate automatically in the event of its assignment.

         SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendments approved by a vote of at least a majority (as defined in the 1940
Act) of the Fund's outstanding Shares and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.


                                           Effective Date: September 17, 2003

                                                        As of October 7, 2003

                                    EXHIBIT A

         EVERGREEN SELECT FIXED INCOME TRUST

              Intermediate and Long Term Bond Funds
                    Evergreen Core Bond Fund

              Short and Intermediate Bond Fund
                    Evergreen Short-Intermediate Bond Fund

                                  EXHIBIT (o)
                               MULTPLE CLASS PLAN

                               MULTIPLE CLASS PLAN
                                     FOR THE
                                 EVERGREEN FUNDS

                           As amended October 7, 2003

Each Fund in the Evergreen group of mutual funds currently offers one or more of the following sixteen classes of shares with the following class provisions and current offering and exchange characteristics. Additional classes of shares (such classes being shares having characteristics referred to in Rule 18f-3 under the Investment Company Act of 1940, as amended (the "1940 Act")), when created, may have characteristics that differ from those described.

I. CLASSES

         A.       Class A Shares

                  1. Class A Shares may adopt a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "12b-1 Distribution Plan") and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class A Shares, as described in a Fund's current prospectus.

                  2. Class A Shares are offered with a front-end sales load, except that purchases of Class A Shares made under certain circumstances are not subject to the front-end load but may be subject to a contingent deferred sales charge ("CDSC"), as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class A Shares of a Fund for Class A Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         B.       Class B Shares

                  1. Class B Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class B Shares, as described in a Fund's current prospectus.

                  2. Class B Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Class B Shares automatically convert to Class A Shares without a sales load or exchange fee after designated periods.

                  4. Shareholders may exchange Class B Shares of a Fund for Class B Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         C.       Class C Shares

                  1. Class C Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class C Shares, as described in a Fund's current prospectus.

                  2. Class C Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC, as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class C Shares of a Fund for Class C Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         D.       Class 1 Shares

                  1. Class 1 Shares have no distribution or shareholder services plans.

                  2. Class 1 Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders holding Class 1 Shares of a Fund in the Variable Annuity Trust may only exchange Class 1 Shares for Class 1 Shares of another Fund within the Variable Annuity Trust.

         E.       Class 2 Shares

                  1. Class 2 Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class 2 Shares, as described in a Fund's current prospectus.

                  2. Class 2 Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC, as described in a Fund's current prospectus.

                  3. Shareholders holding Class 2 Shares of a Fund in the Variable Annuity Trust may only exchange Class 2 shares for Class 2 shares of another Fund within the Variable Annuity Trust.

         F.       Class S Shares

                  1. Class S Shares may adopt a 12b-1Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class S Shares, as described in a Fund's current prospectus.

                  2. Class S Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class S Shares of a Fund for Class S Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         G.       Class S1 Shares

                  1. Class S1 Shares may adopt a 12b-1Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class S1 Shares, as described in a Fund's current prospectus.

                  2. Class S1 Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class S1 Shares of a Fund for Class S1 Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         H.       Institutional Shares

                  1. Institutional Shares have no distribution or shareholder services plans.

                  2. Institutional Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Institutional Shares of a Fund for Institutional Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         I.       Institutional Service Shares

                  1. Institutional Service Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Institutional Service Shares, as described in a Fund's current prospectus.

                  2. Institutional Service Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Institutional Service Shares of a Fund for Institutional Service Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         J.       Administrative Shares

                  1. Administrative Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Administrative Shares, as described in a Fund's current prospectus.

                  2. Administrative Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Administrative Shares of a Fund for Administrative Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         K.       Investor Shares

                  1. Investor Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Investor Shares, as described in a Fund's current prospectus.

                  2. Investor Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Investor Shares of a Fund for Investor Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         L.       Participant Shares

                  1. Preferred Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Preferred Shares, as described in a Fund's current prospectus.

                  2. Preferred Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Preferred Shares of a Fund for Preferred Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         M.       Reserve Shares

                  1. Plus Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Plus Shares, as described in a Fund's current prospectus.

                  2. Plus Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Plus Shares of a Fund for Plus Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         N.       Resource Shares

                  1. Resource Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Resource Shares, as described in a Fund's current prospectus.

                  2. Resource Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Resource Shares of a Fund for Resource Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         O.       Class R Shares

                  1. Class R Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class R Shares, as described in a Fund's current prospectus.

                  2. Class R Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Class R Shares of a Fund for Class R Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.


II.  CLASS EXPENSES

         Each class bears the expenses of its 12b-1 Distribution Plan and/or shareholder services plan. There currently are no other class specific expenses.


III. EXPENSE ALLOCATION METHOD

         All income, realized and unrealized capital gains and losses and expenses not assigned to a class will be allocated to each class based on the relative net asset value of each class.


IV. VOTING RIGHTS

         A. Each class will have exclusive voting rights on any matter submitted to its shareholders that relates solely to its class arrangement.

         B. Each class will have separate voting rights on any matter submitted to shareholders where the interests of one class differ from the interests of any other class.

         C. In all other respects, each class has the same rights and obligations as each other class.

V. EXPENSE WAIVERS OR REIMBURSEMENTS

         Any expense waivers or reimbursements will be in compliance with Rule 18f-3 issued under the 1940 Act.

                                                October 7, 2003


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Evergreen Select Fixed Income Trust
            Evergreen Core Bond Fund (the "Fund")
          Post-Effective Amendment No. 28 to Registration Statement on Form N-1A, Nos: 333-36019/811-08365

Ladies and Gentlemen:

     On behalf of the Evergreen Select Fixed Income Trust, a Delaware statutory trust, (the "Registrant"), we submit for filing with this letter, pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

     This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of (i) adding Class R to the Fund, an existing series of the Registrant, and (ii) to make such other non-material changes as the Trust may deem appropriate.

     To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or would like further information, please call me at (617) 210-3676.

                                                 Sincerely yours,

                                                 /s/ Catherine F. Kennedy

                                                 Catherine F. Kennedy

Enclosure
cc:  David Mahaffey
     Sullivan & Worcester, LLP